GOODWILL AND OTHER INTANGIBLE ASSETS - Components of Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 26, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Other intangible assets subject to amortization
Other intangible assets subject to amortization, Gross	$ 282,307	$ 179,032			$ 200,055
Other intangible assets subject to amortization, Accumulated Amortization	(9,162)	(5,205)			(58,670)
Other intangible assets subject to amortization, Net Amount	273,145	173,827			141,385
Other intangible assets not subject to amortization
Total other intangible assets, net	283,845	184,527			251,243
Goodwill	236,895	153,537	$ 122,202	$ 113,170	130,870	$ 130,870
Total goodwill and other intangible assets	520,740	$ 338,064			382,113
Other intangible assets subject to amortization, useful life (in years)		20 years
Product formulations
Other intangible assets not subject to amortization
Other intangible assets not subject to amortization, Net	10,700	$ 10,700			109,858
Customer relationships
Other intangible assets subject to amortization
Other intangible assets subject to amortization, Gross	107,891	50,877			105,000
Other intangible assets subject to amortization, Accumulated Amortization	(5,525)	(3,020)			(38,731)
Other intangible assets subject to amortization, Net Amount	$ 102,366	$ 47,857			66,269
Customer relationships | Minimum
Other intangible assets not subject to amortization
Other intangible assets subject to amortization, useful life (in years)	5 years	5 years
Customer relationships | Maximum
Other intangible assets not subject to amortization
Other intangible assets subject to amortization, useful life (in years)	10 years	10 years
Tradenames
Other intangible assets subject to amortization
Other intangible assets subject to amortization, Gross	$ 174,416	$ 128,155			95,055
Other intangible assets subject to amortization, Accumulated Amortization	(3,637)	(2,185)			(19,939)
Other intangible assets subject to amortization, Net Amount	$ 170,779	$ 125,970			$ 75,116
Other intangible assets not subject to amortization
Other intangible assets subject to amortization, useful life (in years)	25 years	25 years